Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Level 3 Warrant Liabilities - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 19, 2021
Schedule of Changes in Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value	$ 2,354,000					$ 2,354,000	$ 356,666	$ 9,986,666
Change in fair value	$ (7,632,666)	$ 142,667	$ (642,000)	$ 71,334	$ (1,997,334)	$ (7,632,666)	$ (1,997,334)